Related Party Transactions (Details) - CNY (¥) ¥ in Thousands									12 Months Ended
	Mar. 06, 2025	Feb. 01, 2025	Oct. 31, 2024	Sep. 02, 2024	Jan. 06, 2024	Nov. 02, 2022	Aug. 22, 2022	Aug. 15, 2022	Dec. 31, 2024	Dec. 31, 2023	Mar. 05, 2024	Sep. 05, 2023	Aug. 25, 2023
Related Party Transactions [Line Items]
Receivable amount													¥ 20,855
Principal amount of credit facility							¥ 5,000
Compensation amount							¥ 7,500
Principal amount									¥ 10,000		¥ 2,109
Repaid loan									¥ 33
Borrowings										¥ 10,000
Repayments amount			¥ 9,000		¥ 500					500
New loan						¥ 4,000
Fujian Qiushi Intelligent [Member]
Related Party Transactions [Line Items]
Repaid line of credit								¥ 5,000
Principal amount										5,000		¥ 5,000
Borrowing from bank			¥ 8,500
Fujian Qiushi [Member]
Related Party Transactions [Line Items]
Drawn amount										¥ 10,000
Extended Loan [Member]
Related Party Transactions [Line Items]
Repaid loan				¥ 500
Outstanding loan balance				¥ 4,500
Maturity date									Jul. 25, 2025
Subsequent Event [Member] | Fujian Qiushi Intelligent [Member]
Related Party Transactions [Line Items]
Repaid loan		¥ 500
Subsequent Event [Member] | International Bank [Member]
Related Party Transactions [Line Items]
Repaid loan	¥ 8,000